Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	25,414,300
Proposed Maximum Offering Price per Unit	16.97
Maximum Aggregate Offering Price	$ 431,280,671.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,559.86
Offering Note	The Ordinary Shares have a par value of $0.00000000558603475 per share. In the event of a stock split, stock dividend or other similar transaction involving the Ordinary Shares, in order to prevent dilution, the number of Ordinary Shares registered hereby shall be automatically increased to cover the additional Ordinary Shares in accordance with Rule 416(a) under the Securities Act. Consists of an aggregate of 25,5414,300 ordinary shares, par value $0.00000000558603475 per share, of the registrant ("Ordinary Shares") that are available to be issued and sold by the registrant to the selling stockholder named in the prospectus, from time to time at the registrant's election pursuant to a Standby Equity Purchase Agreement, effective as of December 1, 2025, as amended, between the registrant and the selling stockholder, subject to satisfaction of the conditions set forth therein. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on July 27, 2026. This calculation is in accordance with Rule 457(c).